SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw material	$ 44,310	$ 42,586	$ 22,885
Finished goods	7,502	7,260	4,242
Total inventory	$ 51,812	$ 49,846	$ 27,127